Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Committee's practice to award share options and establish the exercise price as described above on a predetermined schedule - typically at the close of trading on the second trading day following our quarterly or annual earnings releases - so that the timing of disclosure of any material nonpublic information does not affect the value of executive compensation.
In 2024, we did not grant any share options to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.

Award Timing Method	It is the Committee's practice to award share options and establish the exercise price as described above on a predetermined schedule - typically at the close of trading on the second trading day following our quarterly or annual earnings releases - so that the timing of disclosure of any material nonpublic information does not affect the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
In 2024, we did not grant any share options to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.

MNPI Disclosure Timed for Compensation Value	false